Eaton Vance
North Carolina Municipal Income Fund
May 31, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.4%
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	$665	$ 655,025
Total Corporate Bonds (identified cost $706,442)		$ 655,025

Tax-Exempt Municipal Obligations — 97.6%
Security	Principal Amount (000's omitted)	Value
Education — 8.9%
North Carolina Capital Facilities Finance Agency, (Duke University):
4.00%, 10/1/39	$4,065	$ 4,100,650
5.00%, 10/1/44	2,000	2,098,840
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/43	2,000	2,123,260
University of North Carolina at Chapel Hill, 4.04%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(1)	2,700	2,688,039
University of North Carolina at Charlotte, 4.00%, 10/1/34	770	783,945
University of North Carolina at Greensboro:
4.00%, 4/1/35	1,000	1,019,490
5.00%, 4/1/26	660	667,233
University of North Carolina at Wilmington, 4.00%, 10/1/36	1,500	1,528,425
Western Carolina University, NC:
4.00%, 4/1/50	1,000	976,000
5.00%, 10/1/36	1,000	1,070,080
		$ 17,055,962
Electric Utilities — 0.7%
Greenville, NC, (Greenville Utilities Commission):
5.00%, 12/1/35	$380	$ 440,378
5.00%, 12/1/37	300	342,957
5.00%, 12/1/46	525	579,926
		$ 1,363,261
Escrowed/Prerefunded — 4.6%
Buncombe County, NC:
Prerefunded to 6/1/24, 5.00%, 6/1/29	$750	$ 762,630
Prerefunded to 6/1/24, 5.00%, 6/1/31	1,000	1,016,840
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
New Hanover County, NC, (New Hanover Regional Medical Center):
Prerefunded to 10/1/27, 5.00%, 10/1/30	$250	$ 271,540
Prerefunded to 10/1/27, 5.00%, 10/1/36	1,000	1,086,160
North Carolina Medical Care Commission, (United Church Homes and Services), Prerefunded to 9/1/23, 5.00%, 9/1/46	1,000	1,033,510
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Prerefunded to 10/1/23, 5.00%, 10/1/30	635	656,959
North Carolina Medical Care Commission, (Vidant Health), Prerefunded to 6/1/25, 5.00%, 6/1/31	2,000	2,072,520
North Carolina State University at Raleigh, Prerefunded to 10/1/23, 5.00%, 10/1/42	1,140	1,145,791
Winston-Salem, NC, Prerefunded to 6/1/24, 5.00%, 6/1/27	750	762,630
		$ 8,808,580
General Obligations — 24.5%
Asheville, NC, 4.00%, 6/1/40	$1,120	$ 1,147,451
Brunswick County, NC, 4.00%, 8/1/37	1,605	1,671,912
Charlotte, NC, 4.00%, 7/1/31	1,550	1,591,633
Durham County, NC, 4.00%, 6/1/33	1,785	1,878,820
Forsyth County, NC, 5.00%, 3/1/31	1,000	1,121,730
Fuquay-Varina, NC:
4.00%, 8/1/42(2)	1,040	1,038,638
4.00%, 8/1/43(2)	1,290	1,279,306
5.00%, 8/1/35(2)	1,285	1,521,324
5.00%, 8/1/38(2)	1,170	1,347,150
Gastonia, NC:
4.00%, 4/1/41	1,660	1,643,500
4.00%, 4/1/42	1,660	1,634,121
4.00%, 4/1/43	1,655	1,623,720
Greensboro, NC:
5.00%, 2/1/27	650	657,982
5.00%, 2/1/28	1,790	1,905,258
New Hanover County, NC, 4.00%, 8/1/25	2,200	2,240,678
North Carolina, NC, 5.00%, 6/1/24	2,000	2,034,860
Pender County, NC, 5.00%, 3/1/27	1,015	1,065,364
Puerto Rico:
5.625%, 7/1/29	1,000	1,060,860
5.75%, 7/1/31	750	809,198
Raleigh, NC:
5.00%, 4/1/35	2,000	2,370,940
5.00%, 4/1/37	1,150	1,333,505
5.00%, 4/1/38	1,100	1,266,903

Eaton Vance
North Carolina Municipal Income Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Raleigh, NC: (continued)
5.00%, 4/1/40	$2,200	$ 2,510,860
Union County, NC, 5.00%, 9/1/36	6,720	7,883,098
Wake County, NC, 5.00%, 5/1/35	1,885	2,235,308
Winston-Salem, NC, 4.00%, 6/1/29	1,925	1,985,195
		$ 46,859,314
Hospital — 6.2%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.45% to 10/31/25 (Put Date), 1/15/48	$2,000	$ 1,988,940
North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.00%, 11/1/52	3,500	3,373,090
North Carolina Medical Care Commission, (Rex Healthcare, Inc.):
4.00%, 7/1/39	1,000	978,340
5.00%, 7/1/32	1,000	1,035,430
University of North Carolina Hospitals at Chapel Hill, 5.00%, 2/1/45	4,000	4,465,200
		$ 11,841,000
Housing — 2.4%
North Carolina Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), 1.25%, 1/1/29	$1,215	$ 1,043,162
(FHLMC), (FNMA), (GNMA), 2.00%, 7/1/35	680	526,300
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	2,000	1,960,460
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.875%, 7/1/42	1,000	1,017,030
		$ 4,546,952
Industrial Development Revenue — 0.8%
Columbus County Industrial Facilities & Pollution Control Financing Authority, NC, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	$1,500	$ 1,463,760
		$ 1,463,760
Insured - Education — 0.0%(3)
University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$ 35,003
		$ 35,003
Insured - Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,335	$ 1,319,287
		$ 1,319,287
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 5.1%
Greater Asheville Regional Airport Authority, NC:
(AGM), (AMT), 5.00%, 7/1/27	$750	$ 782,145
(AGM), (AMT), 5.00%, 7/1/28	1,000	1,056,520
(AGM), (AMT), 5.00%, 7/1/29	1,000	1,070,110
(AGM), (AMT), 5.25%, 7/1/48	2,500	2,677,550
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	6,500	4,069,975
		$ 9,656,300
Lease Revenue/Certificates of Participation — 16.8%
Cabarrus County, NC, Limited Obligation Bonds:
5.00%, 6/1/28	$1,000	$ 1,100,830
5.00%, 4/1/29	1,000	1,053,440
5.00%, 4/1/30	1,000	1,052,860
Charlotte, NC, (Convention Facility), 4.00%, 6/1/39	875	884,012
Charlotte, NC, Certificates of Participation, 4.00%, 6/1/37	1,320	1,355,878
Davidson County, NC, Limited Obligation Bonds, 5.00%, 6/1/31	2,010	2,116,892
Durham County, NC, Limited Obligation Bonds:
5.00%, 6/1/24	1,320	1,342,493
5.00%, 6/1/40	1,940	2,182,946
5.00%, 6/1/41	3,440	3,857,134
5.00%, 6/1/42	1,000	1,116,720
North Carolina Turnpike Authority, (Triangle Expressway System), 4.00%, 1/1/33	2,000	2,054,740
North Carolina, Limited Obligation Bonds:
4.00%, 5/1/33	1,000	1,049,710
5.00%, 5/1/26	3,500	3,691,275
5.00%, 5/1/29	2,820	3,042,047
Randolph County, NC, Limited Obligation Bonds, 4.00%, 10/1/38	1,000	997,770
Scotland County, NC, Limited Obligation Bonds:
5.00%, 12/1/29	500	531,120
5.00%, 12/1/33	250	264,123
Wake County, NC, 4.00%, 3/1/37	2,925	3,030,709
Watauga Public Facilities Corp., NC, 5.25%, 6/1/40	1,000	1,132,070
Wayne County, NC, Limited Obligation Bonds, 5.00%, 6/1/28	175	188,622
		$ 32,045,391
Other Revenue — 1.1%
Durham County Industrial Facilities & Pollution Control Financing Authority, NC, (Research Triangle Institute):
5.00%, 2/1/24	$1,000	$ 1,009,780

Eaton Vance
North Carolina Municipal Income Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Durham County Industrial Facilities & Pollution Control Financing Authority, NC, (Research Triangle Institute): (continued)
5.00%, 2/1/25	$1,035	$ 1,062,614
		$ 2,072,394
Senior Living/Life Care — 3.9%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$ 2,068,080
North Carolina Medical Care Commission, (EveryAge), 4.00%, 9/1/47	1,000	779,110
North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/30	910	895,940
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/40	445	408,648
North Carolina Medical Care Commission, (Plantation Village, Inc.), 4.00%, 1/1/41	1,000	795,650
North Carolina Medical Care Commission, (The Forest at Duke), 4.00%, 9/1/41	1,125	949,365
North Carolina Medical Care Commission, (The Pines at Davidson), 5.00%, 1/1/38	1,000	985,710
North Carolina Medical Care Commission, (Twin Lakes Community), 5.00%, 1/1/44	595	567,749
		$ 7,450,252
Solid Waste — 0.5%
Mecklenburg County, NC, Special Obligation, 5.00%, 1/1/26	$1,000	$ 1,001,350
		$ 1,001,350
Special Tax Revenue — 1.2%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$200	$ 193,980
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,280	2,184,103
		$ 2,378,083
Transportation — 10.3%
Charlotte, NC, (Charlotte Douglas International Airport):
5.00%, 7/1/25	$875	$ 906,062
5.00%, 7/1/27	1,000	1,073,310
(AMT), 4.00%, 7/1/36	630	626,025
(AMT), 4.00%, 7/1/38	1,155	1,125,663
(AMT), 5.00%, 7/1/35	1,195	1,274,360
(AMT), 5.00%, 7/1/42	550	563,019
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
North Carolina Turnpike Authority, (Triangle Expressway System):
5.00%, 1/1/40	$2,500	$ 2,611,850
5.00%, 1/1/43	500	522,470
North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/33	4,000	4,443,400
Raleigh-Durham Airport Authority, NC:
(AMT), 5.00%, 5/1/27	500	523,065
(AMT), 5.00%, 5/1/28	1,510	1,583,069
(AMT), 5.00%, 5/1/35	2,250	2,428,897
(AMT), 5.00%, 5/1/36	2,000	2,076,000
		$ 19,757,190
Water and Sewer — 9.9%
Brunswick County, NC, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$ 776,010
Buncombe County Metropolitan Sewerage District, NC:
5.00%, 7/1/26	305	311,027
5.00%, 7/1/28	540	551,286
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue:
4.00%, 8/1/33	3,800	3,856,012
5.00%, 8/1/29	1,375	1,457,376
Cary, NC, Combined Enterprise System Revenue, 5.00%, 12/1/30	675	734,967
Charlotte, NC, Water and Sewer System Revenue:
4.00%, 7/1/38	4,150	4,209,138
5.00%, 7/1/31	1,000	1,170,020
Dare County, NC, Utilities Systems Revenue, 4.00%, 2/1/33	1,110	1,132,688
Durham, NC, Utility System Revenue, 4.00%, 8/1/35	1,300	1,323,647
Greensboro, NC, Combined Enterprise System Revenue, Green Bonds, 4.00%, 6/1/30	1,065	1,105,566
Raleigh, NC, Combined Enterprise System Revenue, 4.00%, 3/1/32	1,500	1,547,940
Union County, NC, Enterprise Systems Revenue, 5.00%, 6/1/32	575	642,942
		$ 18,818,619
Total Tax-Exempt Municipal Obligations (identified cost $189,344,387)		$186,472,698

Eaton Vance
North Carolina Municipal Income Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.3%
Greensboro, NC, (Coliseum Complex), 2.431%, 4/1/33	$500	$ 414,520
Wilmington, NC, Limited Obligation Bonds, 2.03%, 6/1/30	200	171,782
Total Taxable Municipal Obligations (identified cost $700,000)		$ 586,302

Trust Units — 0.2%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.2%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$440	$ 444,290
Total Trust Units (identified cost $443,265)		$ 444,290
Total Investments — 98.5% (identified cost $191,194,094)		$188,158,315
Other Assets, Less Liabilities — 1.5%		$ 2,916,725
Net Assets — 100.0%		$191,075,040
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at May 31, 2023.
(2)	When-issued security.
(3)	Amount is less than 0.05%.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2023, the aggregate value of these securities is $193,980 or 0.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2023, 5.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 3.0% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SOFR	– Secured Overnight Financing Rate

The Fund did not have any open derivative instruments at May 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
North Carolina Municipal Income Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

At May 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 655,025	$ —	$ 655,025
Tax-Exempt Municipal Obligations	—	186,472,698	—	186,472,698
Taxable Municipal Obligations	—	586,302	—	586,302
Trust Units	—	444,290	—	444,290
Total Investments	$ —	$188,158,315	$ —	$188,158,315
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.